Loss Before Income Tax - Schedule of Employee Benefits Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit Loss [Abstract]
Short-term benefits	$ 8,002,069	$ 7,062,311	$ 5,212,357
Post-employment benefits	424,157	329,455	251,187
Share-based payments (Note 19)
Equity-settled	451,060	769,595	1,419,923
Cash-settled	838,677	357,000
Total employee benefits expense	9,715,963	8,518,361	6,883,467
An analysis of employee benefits expense by function
General and administrative expenses	6,294,470	4,664,285	4,224,919
Research and development expenses	3,421,493	3,854,076	2,658,548
Total employee benefits expense	$ 9,715,963	$ 8,518,361	$ 6,883,467